CONTINGENT LIABILITIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Artisan Specialty Foods [Member]
CONTINGENT LIABILITIES (Details) [Line Items]
Business Combination, Assets and Liabilities Arising from Contingencies, Description				Pursuant to the Artisan acquisition, the Company may be obligated to pay up to another $300,000 in the event certain financial milestones are met by April 30, 2014
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High				$ 300,000
Business Combination, Contingent Consideration, Liability				$ 131,000
Payments of Merger Related Costs, Financing Activities		$ 77,581	$ 160,933
Business Combination, Contingent Consideration, Liability, Current		$ 0	$ (80,881)
Organic Food Brokers [Member]
CONTINGENT LIABILITIES (Details) [Line Items]
Business Combination, Assets and Liabilities Arising from Contingencies, Description		the Company is contingently liable for certain performance-based payments over the twenty-four months following the acquisition date
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	$ 225,000	$ 225,000			$ 225,000
Payments of Merger Related Costs, Financing Activities		52,500
Business Combination, Contingent Consideration, Liability, Current		172,500
The Fresh Diet [Member]
CONTINGENT LIABILITIES (Details) [Line Items]
Loss Contingency, Accrual, Current		$ 400,000
Business Combination, Assets and Liabilities Arising from Contingencies, Description	the Company is contingently liable for certain performance-based payments over the twenty-four months following the acquisition date
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	$ 225,000
Payments of Merger Related Costs, Financing Activities	26,250
Business Combination, Contingent Consideration, Liability, Current	146,250
Loss Contingency, Accrual, Current	$ 400,000